SCHEDULE OF INCOME AND EXPENSES OF THE REPORTABLE SEGMENT (Details)	6 Months Ended			12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 HKD ($)	Sep. 30, 2025 USD ($)
Segment Reporting [Line Items]
Total revenues, net	$ 4,433,850	$ 34,761,384	$ 44,876,522
Cost of revenue	(4,240,849)	(33,248,254)	(33,248,621)
Gross profit	193,001	1,513,130	11,627,901
Sales and distribution expenses	339,847	2,664,400	58,754
Share-based compensation	8,407,634	65,915,850
Personnel and benefit costs	495,424	3,884,124	3,405,500
Allowance for expected credit losses			4,290
Allowance for obsolete inventories	6,579	51,579	51,579
General and administrative expenses	761,421	5,969,543	3,823,370
Total operating expenses	10,004,326	78,433,917	7,287,624
Income (loss) from operations	(9,811,325)	(76,920,787)	4,340,277
Other income (expense):
Interest income	55,608	435,970	766
Interest expense	(15,240)	(119,483)	(157,753)
Gain on lease modification	27,835	218,223
Total other (expenses) incomes, net	68,203	534,710	(156,987)
Income (loss) before income taxes	(9,743,122)	(76,386,077)	4,183,290
Income tax expense			(671,009)
NET INCOME (LOSS)	(9,743,122)	(76,386,077)	3,512,281
Related Party [Member]
Segment Reporting [Line Items]
Total revenues, net	83,215	652,405	762,756
Reportable Segment, Aggregation before Other Operating Segment [Member]
Segment Reporting [Line Items]
Total revenues, net	4,433,850	34,761,384	44,876,522
Cost of revenue	(4,240,849)	(33,248,254)	(33,248,621)
Gross profit	193,001	1,513,130	11,627,901
Sales and distribution expenses	(339,847)	(2,664,400)	(58,754)
Share-based compensation	(8,407,634)	(65,915,850)
Personnel and benefit costs	(495,424)	(3,884,124)	(3,405,500)
Depreciation and amortization	(218,013)	(1,709,224)	(1,766,896)
Legal and professional fee	(277,249)	(2,173,633)	(719,213)
Allowance for expected credit losses			(4,290)
Allowance for obsolete inventories	(6,579)	(51,579)	(51,579)
General and administrative expenses	(259,580)	(2,035,107)	(1,281,392)
Total operating expenses	(10,004,326)	(78,433,917)	(7,287,624)
Income (loss) from operations	(9,811,325)	(76,920,787)	4,340,277
Other income (expense):
Interest income	55,608	435,970	766
Interest expense	(15,240)	(119,483)	(157,753)
Gain on lease modification	27,835	218,223
Total other (expenses) incomes, net	68,203	534,710	(156,987)
Income (loss) before income taxes	(9,743,122)	(76,386,077)	4,183,290
Income tax expense			(671,009)
NET INCOME (LOSS)	(9,743,122)	(76,386,077)	3,512,281
Reportable Segment, Aggregation before Other Operating Segment [Member] | External Customers [Member]
Segment Reporting [Line Items]
Total revenues, net	4,350,635	34,108,979	44,113,766
Reportable Segment, Aggregation before Other Operating Segment [Member] | Related Party [Member]
Segment Reporting [Line Items]
Total revenues, net	$ 83,215	$ 652,405	$ 762,756